Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Preferred Stock, Shares Par Value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred Stock, Shares Authorized	15,000,000	15,000,000	15,000,000
Common Stock, Shares Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	43,659,616	39,496,588	15,464,623
Common Stock, Shares Outstanding	43,659,616	39,496,588	15,454,623
Series A Preferred Stock [Member]
Preferred Stock, Shares Par Value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	720,000	720,000	720,000
Preferred Stock, Shares Outstanding	720,000	720,000	720,000
Series B Convertible Preferred Stocks [Member]
Preferred Stock, Shares Par Value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred Stock, Shares Authorized	3,000,000	3,000,000	3,000,000
Preferred Stock, Shares Issued	0	0	2,495,000
Preferred Stock, Shares Outstanding	0	0	2,495,000
Series C Convertible Preferred Stocks [Member]
Preferred Stock, Shares Par Value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred Stock, Shares Authorized	1,200,000	1,200,000	1,200,000
Preferred Stock, Shares Issued	0	0	911,149
Preferred Stock, Shares Outstanding	0	0	911,149
Series D Convertible Preferred Stocks [Member]
Preferred Stock, Shares Par Value	$ 0.01	$ 0.01	$ 0.01
Stockholder's Equity
Preferred Stock, Shares Authorized	2,500,000	2,500,000	2,500,000
Preferred Stock, Shares Issued	0	0	1,979,000
Preferred Stock, Shares Outstanding	0	0	1,979,000